Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting

Note 16 — Segment reporting

The Company operates mainly in two reportable segments. The Company evaluates segment performance based on operating income, excluding unallocated corporate expenses and certain non-recurring items.

The Company’s chief operating decision maker (CODM) has been identified as the Chief Executive Officer, Darren Hoo. Our CODM uses segment operating income (loss) to allocate resources to our segments in our quarterly planning process and to assess the performance of our segments, primarily by monitoring actual results versus the quarterly plan.

Basis of Segmentation

●	Aquaculture and agriculture: Develop, construction, and maintenance of aquaculture and agriculture farms and related works.

●	Industrial solutions: Supply and installation of smart industrial technologies and solutions.

●	Investment in marketable securities: Pertained to the Group’s investment activities involving the holding, and trading of marketable financial instruments

Corporate level activities:    Corporate-level activities and expenses that are not directly attributable to any reportable operating segment. These primarily include legal and professional fees related to regulatory compliance and IPO activities, as well as certain fines, penalties, and other general corporate costs

Segment Financial Information

The following table summarizes financial results for reportable segments:

	Aquaculture and agriculture	Investment in marketable securities	Total	Total
	MYR	MYR	MYR	USD
December 31, 2023
Revenue	85,237,802	—	85,237,802	18,569,114
Cost of revenue	(70,955,721)	—	(70,955,721)	(15,457,752)
Allowance for expected credit losses	(281,479)	—	(281,479)	(61,320)

Bank charges on marketable securities	—	(608,922)	(608,922)	(132,654)
Directors’ remunerations	(173,000)	—	(173,000)	(37,688)
Employee benefits	(146,656)	—	(146,656)	(31,949)
Fair value gain on marketable securities	—	1,552,582	1,552,582	338,231
Other operating expenses	(217,308)	—	(217,308)	(47,341)
Operating income	13,463,638	943,660	14,407,298	3,138,641
Corporate level activities
Legal, license and professional fees			(2,132,845)	(464,642)
Other operating expenses			(752,035)	(163,831)
Income before income tax			11,522,418	2,510,168
Total assets for the segments	47,586,980	4,434,792	52,021,772	11,332,979
Corporate level activities
Add: Deferred initial public offering costs			2,775,539	604,653
Total assets			54,797,311	11,937,632

	Aquaculture and agriculture	Industrial Solutions	Investment in marketable securities	Total	Total
	MYR	MYR	MYR	MYR	USD
December 31, 2024
Revenue	60,252,542	41,020	—	60,293,562	13,494,530
Cost of revenue	(48,379,550)	(34,229)	—	(48,413,779)	(10,835,671)
Allowance for expected credit losses	(700,521)	—	—	(700,521)	(156,786)
Bank charges on marketable securities	—	—	(1,038,410)	(1,038,410)	(232,410)
Directors’ remunerations	(220,500)	(73,500)	—	(294,000)	(65,779)
Employee benefits	(214,003)	—	—	(214,003)	(47,897)
Other operating expenses	(169,977)	(17,310)	(4,608)	(191,895)	(42,971)
Operating income/(loss)	10,567,991	(84,019)	(1,043,018)	9,440,954	2,113,016
Corporate level activities
Legal, license and professional fees				(1,192,102)	(266,808)
Other operating expenses				(619,175)	(138,580)
Income before income tax				7,629,677	1,707,628
Total assets for the segments	45,981,629	178,278	22,594,500	68,754,407	15,388,183
Corporate level activities
Add: Deferred initial public offering costs				2,859,702	640,042
Total assets				71,614,109	16,028,225
	Aquaculture and agriculture	Industrial Solutions	Investment in marketable securities	Total	Total
	MYR	MYR	MYR	MYR	USD
December 31, 2025
Revenue	83,509,984	375,419	—	83,885,403	20,681,805
Cost of revenue	(82,073,477)	(356,159)	—	(82,429,636)	(20,322,889)
Allowance for expected credit losses	982,000	—	—	982,000	242,110
Fair value gain/(loss) on marketable securities	—	—	(1,237,616)	(1,237,616)	(305,132)
Directors’ remunerations	(294,000)	—	—	(294,000)	(72,485)
Employee benefits	(113,817)	—	—	(113,817)	28,061)
Other operating expenses	(34,572)	(26,326)	—	(60,898)	(15,014)
Operating income/(loss)	1,976,118	(7,066)	(1,237,616)	731,436	180,334
Corporate level activities
Legal, license and professional fees				(124,677)	(30,740)
Other operating expenses				3,723,951	918,134
Income before income tax				4,330,710	1,067,728
Total assets for the segments	65,358,445	24,077	29,183,340	94,565,862	23,315,055
Corporate level activities
Add: Deferred initial public offering costs				—	—
Total assets				94,565,862	23,315,055